Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Unrecognised DTA	$ 719	$ 428	$ 441
Trading and capital losses expiring. | Within 10 years
Taxation
Temporary differences	4	2	33
Unrecognised DTA	1		9
Trading and capital losses expiring. | More than 10 years
Taxation
Temporary differences	53		1
Unrecognised DTA	11
Trading and capital losses expiring. | Indefinite
Taxation
Temporary differences	300	234	218
Unrecognised DTA	79	63	62
Tax credits and State tax losses expiring | Within 10 years
Taxation
Unrecognised DTA	101	36	44
Tax credits and State tax losses expiring | More than 10 years
Taxation
Unrecognised DTA	441	255	259
Tax credits and State tax losses expiring | Indefinite
Taxation
Unrecognised DTA	86	74	67
Capital losses expiring
Taxation
Unrecognised DTA	628	365	370
Capital losses expiring | Indefinite
Taxation
Temporary differences	357	236	252
Unrecognised DTA	$ 91	$ 63	$ 71